Trade accounts receivable - Aging (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of aging of trade accounts receivable
Trade accounts receivable	$ 173,204	$ 182,713
Cost/gross carrying amount
Disclosure of aging of trade accounts receivable
Trade accounts receivable	175,894	184,859
Cost/gross carrying amount | Current
Disclosure of aging of trade accounts receivable
Trade accounts receivable	146,064	163,196
Cost/gross carrying amount | Up to 3 months past due
Disclosure of aging of trade accounts receivable
Trade accounts receivable	28,366	19,775
Cost/gross carrying amount | From 3 to 6 months past due
Disclosure of aging of trade accounts receivable
Trade accounts receivable	455	914
Cost/gross carrying amount | Over 6 months past due
Disclosure of aging of trade accounts receivable
Trade accounts receivable	1,009	974
Accumulated impairment
Disclosure of aging of trade accounts receivable
Trade accounts receivable	$ (2,690)	$ (2,146)